Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 23, 2014
Summary Of Significant Accounting Policies [Line Items]
Useful life of property	40 years
Depreciation expense from operation	$ 45.4	$ 36.7	$ 29.8
Real estate cost capitalized excluding interest cost	10.6	8.5	6.7
Real estate interest cost capitalized incurred	6.5	4.1	2.2
Debt Instrument, Interest Rate, Stated Percentage	5.875%
Debt Instrument Maturity Year	2022
In Place Leases [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization of Leased Asset	2.2	2.6
Tenant Relationship [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization of Intangible Assets	$ 1.3	$ 1.5	$ 0.6
Senior Notes [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.875%			5.875%
Debt Instrument Maturity Year	2022
Maximum [Member] | Land, Buildings and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of property	40 years
Maximum [Member] | Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of property	20 years
Minimum [Member] | Land, Buildings and Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of property	20 years